Acquisitions (Details) - USD ($) $ in Thousands	Sep. 14, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchase price allocation
Goodwill		$ 715,379	$ 715,379
Virtu Financial, LLC and subsidiaries
Purchase price allocation
Goodwill			$ 715,379	$ 715,379
Virtu Financial, LLC and subsidiaries | European Exchange traded funds ("ETF") Market Making assets
Business Acquisition [Line Items]
Total consideration	$ 2,300
Cash consideration	1,900
Consideration paid as equity award	400
Purchase price allocation
Intangible assets	1,900
Goodwill	$ 400